                          MARTIN CURRIE BUSINESS TRUST
                             OPPORTUNISTIC EAFE FUND




                                  ANNUAL REPORT

                                 APRIL 30, 2000

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2000

OBJECTIVE     Long-term capital appreciation through active management of a diversified portfolio of international equities outside the USA and Canada.

LAUNCH DATE   July 1, 1994

FUND SIZE     $261.8m

PERFORMANCE   Total return from May 1, 1999 through April 30, 2000
SINCE LAUNCH

              -  MCBT - Opportunistic EAFE (excluding all transaction fees)     +21.7%
              -  MCBT - Opportunistic EAFE (including all transaction fees)     +19.8%
              -  The Morgan Stanley Capital International EAFE Index            +14.2%

              Annualized total return from July 1, 1994 through April 30, 2000

              -  MCBT - Opportunistic EAFE (excluding all transaction fees)     +11.9%
              -  MCBT - Opportunistic EAFE (including all transaction fees)     +11.6%
              -  The Morgan Stanley Capital International EAFE Index            +10.0%

                           7/1/94 (a)    4/30/95    4/30/96    4/30/97    4/30/98    4/30/99   4/30/00
MCBT Opportunistic EAFE       $10,000     $9,710    $11,283    $11,718    $14,451    $15,595   $18,974
MSCI EAFE Index               $10,000    $10,500    $11,729    $11,666    $13,906    $15,270   $17,434

(a)  Commencement of investment operations.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been waived during the period shown. Each performance figure including all transaction fees assumes purchase at the beginning and redemption at the end of the stated period and is calculated using an offering price which reflects a transaction fee of 75 basis points on purchase and 75 basis points on redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2000

PORTFOLIO     Over the twelve months to April 30, 2000, the MSCI EAFE index rose
COMMENTS      by 14.2%. By comparison, our fund rose by 21.7%. This gives us a
              Lipper ranking of 306 out of 648 funds, and the available institutional peer group ranking places the fund in the second quartile.

              The major trends in our asset allocation over the last year have been to overweight emerging markets and Japan, at the expense of the UK and Europe. But recently we have started to rebalance the portfolio. We are making a gradual switch from Japan back to Europe, where we are buyers only on weakness. In Japan, we plan to maintain a neutral position to the index. The market is defensive and we are skeptical about the pace of reform, but recognize that change is underway. Our position in emerging markets reflects both a strong domestic economic recovery, and a play on world economic momentum.

              In recognition of the far-reaching changes, which the internet will bring, our emphasis at sector level has been on technology, media and telecommunications companies. The development of the `e-economy' is still at an early stage, particularly in Japan and Europe. We are also overweight to Asia, which has some of the most attractively valued IT companies.

              Currency management against the yen, over the year, has been reasonably successful with most of the hedges profitable. But we did not anticipate the extent of the euro's weakness, and while we were underweight, in retrospect, a hedge would have been appropriate.

              In assessing overall returns, the main contributor to performance was the quality of stock selection, particularly in Japan and Europe.

              OUTLOOK

              Until investors are convinced that the pressures on the world economy are under control, we anticipate that the current volatility in world markets will continue. The direction of US monetary policy and the need for an easing in the pace of economic expansion provide the main focus. But the situation is finely poised. Too severe a move in interest rates, or too negative a reaction in the equity market, could precipitate a much harder economic landing than desired and a more dramatic reaction from world stock markets.

              We continue to believe that the US economy will gradually ease from its peak in late 1999, and that the inflation increases, which have become evident, will dissipate gradually, as the year unfolds. We remain enthusiastic about the outlook for markets for the rest of the year, and retain a low overall cash position. In currency markets, we are unhedged. We see the euro as a cheap currency, and believe that the yen will remain within a fairly narrow trading range.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2000

INVESTMENT    James Fairweather spent three years with Montague Loebl
MANAGER       Stanley & Co as an institutional sales and economics assistant.
PROFILE       He moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He has worked in our Far
              East, North American and continental European investment teams.
              Appointed a director in 1987, James became head of our continental
              European team in 1992. Chairman of the international strategy group, he was appointed deputy chief investment officer in 1994 with overall responsibility for our investments in emerging markets. James was promoted to chief investment officer in 1997.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2000

ASSET ALLOCATION
    (% of net assets)


                                  [PIE CHART]

LARGEST HOLDINGS
BY REGION/COUNTRY                                               % OF NET ASSETS

         EUROPE

         Vodaphone Group PLC               (United Kingdom)           3.9
         Nokia Oyi                         (Finland)                  3.2
         Telefonaktiebolaget L.M.
           Ericsson, Cl B                  (Sweden)                   3.1
         VNU NV                            (Netherlands)              2.3
         AXA                               (France)                   2.3

         JAPAN

         NTT Mobile Communications                                    2.9
         Rohm                                                         2.1

         LATIN AMERICA

         Telefonos de Mexico SA, ADR       (Mexico)                    0.8

         PACIFIC BASIN

         China Telecom Limited             (Hong Kong)                0.9
         Samsung Electronics, GDR          (South Korea)              0.9

         OTHER AREAS

         Indian Opportunities Fund        (Investment Company)        0.6

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2000

                                                                                            SHARES              VALUE
                                                                                            ------              -----
COMMON STOCKS- 95.4%
AFRICA - 0.2%
     SOUTH AFRICA - 0.2%
       NEDCOR INVESTMENT BANK HOLDINGS                                                      14,500      $           6,202
       SOFTLINE LIMITED *                                                                  490,000                503,694
                                                                                                        -----------------
         TOTAL SOUTH AFRICA - (COST $844,705)                                                                     509,896
                                                                                                        -----------------
TOTAL AFRICA - (COST  $844,705)                                                                                   509,896
                                                                                                        -----------------

EUROPE - 54.6%
     FINLAND - 3.7%
       NOKIA OYJ                                                                           147,956              8,487,379
       TIETOENATOR OYJ                                                                      24,408              1,176,034
                                                                                                        -----------------
         TOTAL FINLAND - (COST $3,577,613)                                                                      9,663,413
                                                                                                        -----------------

     FRANCE - 14.8%
       ALCATEL                                                                              16,300              3,778,674
       ALSTOM                                                                               45,429              1,132,019
       AVENTIS SA                                                                           52,753              2,911,036
       AXA                                                                                  39,889              5,914,510
       CAP GEMINI SA                                                                        15,652              3,073,514
       CARREFOUR SA                                                                         41,850              2,724,082
       FRANCE TELECOM SA                                                                    10,290              1,592,160
       SOCIETE GENERALE                                                                     10,884              2,254,000
       SODEXHO ALLIANCE SA                                                                   9,629              1,442,614
       SUEZ LYONNAISE DES EAUX SA                                                           15,368              2,410,006
       TOTAL SA                                                                             38,509              5,842,924
       VIVENDI                                                                              58,213              5,757,852
                                                                                                        -----------------
         TOTAL FRANCE - (COST $32,934,018)                                                                     38,833,391
                                                                                                        -----------------

     GERMANY - 1.7%
       DEUTSCHE TELEKOM AG                                                                  40,943              2,657,227
       SAP AG                                                                                2,861              1,686,707
                                                                                                        -----------------
         TOTAL GERMANY - (COST $4,383,456)                                                                      4,343,934
                                                                                                        -----------------

     GREECE - 0.1%
       HELLENIC TELECOMMUNICATION ORGANIZATION SA (OTE)                                      9,600                216,112
                                                                                                        -----------------
         TOTAL GREECE - (COST $199,770)                                                                           216,112
                                                                                                        -----------------

     IRELAND - 0.0%
       BANK OF IRELAND                                                                         990                  6,678
                                                                                                        -----------------
         TOTAL IRELAND - (COST $10,084)                                                                             6,678
                                                                                                        -----------------

     ITALY - 4.7%
       ALLEANZA ASSICURAZIONI                                                              150,309              1,555,030
       INSTITUTO BANCARIO SAO PAOLO DI TORINO                                              203,938              2,855,161
       MEDIASET SPA                                                                         82,744              1,342,723
       TELECOM ITALIA MOBILE                                                               440,830              4,207,965
       TELECOM ITALIA SPA                                                                  161,766              2,261,805
                                                                                                        -----------------
             TOTAL ITALY - (COST $10,858,995)                                                                   12,222,684
                                                                                                        -----------------

See notes to financials.
                                     5

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2000

                                                                                            SHARES              VALUE
                                                                                            ------              -----
NETHERLANDS - 4.2%
       ELSEVIER NV                                                                         303,972      $       2,956,848
       ING GROEP NV                                                                         37,213              2,030,497
       VNU NV                                                                              110,864              5,931,283
                                                                                                        -----------------
         TOTAL NETHERLANDS - (COST $10,022,880)                                                                10,918,628
                                                                                                        -----------------

     POLAND - 0.1%
       TELEKOMUNIKACJA POLSKA SA 144A *                                                     43,000                330,025
                                                                                                        -----------------
         TOTAL POLAND - (COST $214,205)                                                                           330,025
                                                                                                        -----------------

     SPAIN - 3.9%
       AMADEUS GLOBAL TRAVEL DISTRIBUTION SA, SERIES A *                                    99,818              1,234,126
       BANCO BILBAO VIZCAYA ARGENTARIA SA                                                  173,768              2,369,587
       BANCO SANTANDER CENTRAL HISPANO SA                                                  231,205              2,410,862
       TELEFONICA SA                                                                       193,736              4,311,550
                                                                                                        -----------------
         TOTAL SPAIN - (COST $8,912,457)                                                                       10,326,125
                                                                                                        -----------------

     SWEDEN - 4.4%
       FORENINGSSPARBANKEN AB, SERIES A                                                    129,000              1,899,175
       SECURITAS AB, CL B                                                                   54,000              1,397,278
       TELEFONAKTIEBOLAGET L.M. ERICSSON, CL B                                              92,000              8,178,006
                                                                                                        -----------------
         TOTAL SWEDEN - (COST $6,149,549)                                                                      11,474,459
                                                                                                        -----------------

     SWITZERLAND - 1.3%
       HOLDERBANK FINANCIERE GLARUS AG                                                       1,790              2,024,006
       NOVARTIS                                                                              1,030              1,438,793
                                                                                                        -----------------
         TOTAL SWITZERLAND - (COST $3,756,156)                                                                  3,462,799
                                                                                                        -----------------

     UNITED KINGDOM - 15.7%
       3i GROUP PLC                                                                        123,596              2,474,687
       ALLIED ZURICH AG                                                                     90,000                895,402
       ASTRAZENECA GROUP PLC                                                                33,550              1,406,707
       B.P. AMOCO PLC                                                                      216,000              1,864,791
       BRITISH SKY BROADCASTING GROUP PLC                                                   56,000              1,373,231
       BRITISH TELECOMMUNICATIONS PLC                                                      101,000              1,808,398
       CABLE & WIRELESS PLC                                                                125,050              2,075,467
       GKN PLC                                                                             114,600              1,587,997
       GLAXO WELLCOME PLC                                                                   96,080              2,969,398
       HILTON GROUP PLC                                                                    303,140              1,274,330
       HSBC HOLDINGS PLC                                                                    80,000                884,348
       MARCONI PLC                                                                         186,050              2,314,469
       RIO TINTO PLC                                                                         9,000                140,126
       ROYAL BANK OF SCOTLAND GROUP PLC                                                     50,009                780,173
       SAGE GROUP PLC                                                                      220,000              2,450,796
       SHELL TRANSPORT & TRADING PLC                                                       191,180              1,566,425
       SMITHKLINE BEECHAM PLC                                                              136,000              1,863,359
       SMITHS INDUSTRIES PLC                                                               117,343              1,375,089
       STAGECOACH HOLDINGS PLC                                                             426,000                419,513
       VODAFONE GROUP PLC                                                                2,235,332             10,232,089
       WPP GROUP PLC                                                                        81,000              1,305,270
                                                                                                        -----------------
         TOTAL UNITED KINGDOM - (COST $33,225,301)                                                             41,062,065
                                                                                                        -----------------
TOTAL EUROPE - (COST  $114,244,484)                                                                           142,860,313
                                                                                                        -----------------

See notes to financials.
                                     6

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2000

                                                                                            SHARES              VALUE
                                                                                            ------              -----
JAPAN - 27.6%
       ASAHI CHEMICAL                                                                      236,000      $       1,358,996
       BENESSE CORPORATION                                                                   8,100                707,152
       BENESSE CORPORATION *                                                                 8,100                740,897
       BRIDGESTONE CORPORATION                                                              78,000              1,693,376
       CANON                                                                                90,000              4,116,095
       DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                122,000                813,220
       FAMILYMART COMPANY                                                                   24,000                879,878
       FUJI PHOTO FILM                                                                      34,000              1,362,959
       FUJITSU LIMITED                                                                      87,000              2,464,658
       HITACHI                                                                             201,000              2,400,500
       HONDA MOTOR                                                                          41,000              1,833,356
       ITO - YOKADO                                                                         28,000              2,045,272
       KAO CORPORATION                                                                     119,000              3,624,589
       MABUCHI MOTOR                                                                        12,700              1,399,158
       MARUI                                                                               108,000              2,029,718
       MITSUI MARINE AND FIRE INSURANCE COMPANY LIMITED                                    160,000                703,606
       MKC-STAT CORPORATION                                                                 60,000              1,233,162
       NAMCO LIMITED                                                                        32,000              1,306,485
       NTT MOBILE COMMUNICATIONS                                                               224              7,486,368
       RISO KAGAKU                                                                          13,400                372,171
       ROHM                                                                                 16,700              5,596,815
       SANWA INTERNATIONAL FINANCE, PREFERRED                                          144,000,000              1,363,144
       SECOM COMPANY LIMITED                                                                40,000              3,355,090
       SHIN - ETSU CHEMICAL                                                                 89,950              4,755,029
       SONY *                                                                               23,100              2,673,240
       SONY                                                                                 20,000              2,297,829
       SUMITOMO BAKELITE COMPANY LIMITED                                                   224,000              2,465,732
       SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                130,000              1,731,889
       TAISHO PHARMACEUTICAL                                                                50,000              1,675,693
       TOPPAN PRINTING                                                                     230,000              2,406,147
       TREND MICRO INCORPORATED                                                              7,500              1,124,844
       YAMANOUCHI PHARMACEUTICAL                                                            81,000              4,281,905
                                                                                                        -----------------
         TOTAL JAPAN - (COST  $45,410,159)                                                                     72,298,973
                                                                                                        -----------------

LATIN AMERICA - 2.7%
     BRAZIL - 1.1%
       EMBRATEL PARTICIPACOES SA                                                            52,000              1,170,000
       PETROLEO BRASILIEIRO SA, ADR                                                         37,000                888,000
       UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA, GDR                                       28,000                698,250
                                                                                                        -----------------
         TOTAL BRAZIL - (COST $2,600,450)                                                                       2,756,250
                                                                                                        -----------------

     MEXICO - 1.6%
       WALMART DE MEXICO *                                                                 433,000                998,523
       GRUPO FINANCIERO BANAMEX, CL B *                                                    170,000                614,240
       GRUPO TELEVISA SA, GDR *                                                             15,000                951,562
       TELEFONOS DE MEXICO SA, ADR                                                          29,200              1,717,325
                                                                                                        -----------------
         TOTAL MEXICO - (COST $3,231,621)                                                                       4,281,650
                                                                                                        -----------------
TOTAL LATIN AMERICA - (COST  $5,832,071)                                                                        7,037,900
                                                                                                        -----------------

See notes to financials.
                                     7

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2000

                                                                                            SHARES              VALUE
                                                                                            ------              -----
OTHER AREAS - 1.0%
     INVESTMENT COMPANIES - 1.0%
       INDIAN OPPORTUNITIES FUND (a) *                                                     108,911      $       1,661,982
       NEAR EAST OPPORTUNITIES FUND (b)                                                     52,000                973,960
                                                                                                        -----------------
         TOTAL INVESTMENT COMPANIES - (COST $2,114,283)                                                         2,635,942
                                                                                                        -----------------
TOTAL OTHER AREAS - (COST  $2,114,283)                                                                          2,635,942
                                                                                                        -----------------

PACIFIC BASIN - 9.3%
     AUSTRALIA - 1.8%
       AMP LIMITED                                                                         150,000              1,314,000
       BRAMBLES INDUSTRIES LIMITED                                                          53,500              1,505,961
       NEWS CORPORATION LIMITED                                                             65,000                825,478
       NORTH LIMITED                                                                       530,000                911,536
                                                                                                        -----------------
         TOTAL AUSTRALIA - (COST $4,560,529)                                                                    4,556,975
                                                                                                        -----------------

     HONG KONG - 3.6%
       BANK OF EAST ASIA LIMITED                                                           680,000              1,471,011
       CHINA TELECOM (HONG KONG) LIMITED *                                                 328,000              2,347,609
       HUTCHISON WHAMPOA                                                                   153,500              2,226,865
       i-CABLE COMMUNICATIONS LIMITED *                                                    600,000                261,901
       LI & FUNG LIMITED                                                                   452,000              1,764,084
       TELEVISION BROADCASTS LIMITED                                                       200,000              1,367,278
                                                                                                        -----------------
         TOTAL HONG KONG - (COST $9,239,148)                                                                    9,438,748
                                                                                                        -----------------

     MALAYSIA - 0.6%
       MALAYAN BANKING BERHAD                                                              400,000              1,663,158
                                                                                                        -----------------
         TOTAL MALAYSIA - (COST $1,798,558)                                                                     1,663,158
                                                                                                        -----------------

     SINGAPORE - 1.8%
       CHARTERED SEMICONDUCTOR MANUFACTURING, ADR *                                         21,500              1,878,562
       NATSTEEL ELECTRONICS LIMITED                                                        255,000              1,464,401
       SINGAPORE TELECOMMUNICATIONS LIMITED                                                950,000              1,369,470
                                                                                                        -----------------
         TOTAL SINGAPORE - (COST $3,225,859)                                                                    4,712,433
                                                                                                        -----------------

     SOUTH KOREA - 0.9%
       SAMSUNG ELECTRONICS 144A, GDR                                                        14,400              2,320,920
                                                                                                        -----------------
         TOTAL SOUTH KOREA - (COST $2,150,795)                                                                  2,320,920
                                                                                                        -----------------

     TAIWAN - 0.5%
       COMPAL ELECTRONICS INCORPORATED, GDR                                                 97,045              1,361,053
                                                                                                        -----------------
         TOTAL TAIWAN - (COST $1,562,662)                                                                       1,361,053
                                                                                                        -----------------

     THAILAND - 0.1%
       THAI PETROCHEMICAL INDUSTRY PUBLIC COMPANY LIMITED                                1,440,000                351,819
                                                                                                        -----------------
         TOTAL THAILAND - (COST $756,173)                                                                         351,819
                                                                                                        -----------------
TOTAL PACIFIC BASIN - (COST  $23,293,724)                                                                      24,405,106
                                                                                                        -----------------

See notes to financials.
                                     8

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2000

                                                                                         PRINCIPAL
                                                                                          AMOUNT             VALUE
                                                                                          ------             -----
TOTAL COMMON STOCKS - (COST  $191,739,426) +                                                            $     249,748,130
                                                                                                        -----------------

SHORT TERM INVESTMENT - 2.1%
       STATE STREET BANK AND TRUST COMPANY , 5.250%, 05/01/2000 (c)                   $  5,499,000              5,499,000
                                                                                                        -----------------

TOTAL SHORT TERM INVESTMENT - (COST  $5,499,000)                                                                5,499,000
                                                                                                        -----------------

TOTAL INVESTMENTS - (COST  $197,238,426) - 97.5%                                                              255,247,130
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 2.5%                                                     6,524,134
                                                                                                        -----------------
NET ASSETS - 100.0%                                                                                     $     261,771,264
                                                                                                        =================

* Non-income producing security. 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a) The Indian Opportunities Fund is managed by Martin Currie Bermuda Ltd., an affiliate of Martin Currie Inc. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.

(b) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the Near East Opportunities Fund. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.

(c) The repurchase agreement, dated 4/28/2000, $5,499,000 par due 5/1/2000, is collateralized by United States Treasury Bond, 8.875%, due 8/15/2017 with a market value of $5,612,494.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
       Aerospace 0.5%, Air Travel 0.5%, Automobiles 1.4%, Banks 6.0%, Broadcasting 2.0%, Business Services 1.0%, Cement 0.8%, Chemicals 5.5%, Commercial Services 1.1%, Computer Services 2.3%, Computer Software 2.0%, Conglomerates 0.9%, Construction Materials 0.3%, Diversified 4.4%, Drugs & Health Care 5.2%, Electrical Equipment 3.9%, Electronics 6.5%, Financial Services 2.5%, Hotels & Restaurants 0.5%, Household Products 1.4%, Industrial Machinery 1.0%, Insurance 3.5%, Investment Companies 1.0%, Leisure 0.5%, Mining 0.4%, Oil & Gas 3.9%, Petroleum Services 0.1%, Photography 2.1%, Publishing 4.6%, Retail 1.4%, Retail Trade 1.9%, Semi-Conductor Manufacturing Equiptment 0.7%, Telecommunications 25.4%, Transportation 0.2%.

ADR    American Depositary Receipts.
GDR    Global Depositary Receipts.



See notes to financials.
                                     9

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                                  APRIL 30, 2000

ASSETS

    Investments in securities, at value (cost $191,739,426) (Note B)                                    $     249,748,130

    Investments in repurchase agreements, at value (Note B)                                                     5,499,000
                                                                                                        -----------------

       Total Investments                                                                                      255,247,130

    Cash                                                                                                              659

    Foreign currency, at value (cost $6,191,907) (Note B)                                                       6,191,907

    Receivable for investments sold                                                                             4,192,042

    Receivable for currency sold                                                                                3,563,295

    Dividend and interest receivable                                                                              446,589

    Foreign tax reclaims receivable                                                                               176,055
                                                                                                        -----------------

       TOTAL ASSETS                                                                                           269,817,677
                                                                                                        -----------------

LIABILITIES

    Payable for investments purchased                                                                           3,932,283

    Payable for currency purchased                                                                              3,530,950

    Management fee payable (Note C)                                                                               474,443

    Administration fee payable (Note C)                                                                            11,108

    Trustees fees payable (Note C)                                                                                  2,859

    Accrued expenses and other liabilities                                                                         94,770
                                                                                                        -----------------

       TOTAL LIABILITIES                                                                                        8,046,413
                                                                                                        -----------------

TOTAL NET ASSETS                                                                                        $     261,771,264
                                                                                                        =================

COMPOSITION OF NET ASSETS:

    Paid-in-capital                                                                                     $     196,774,940

    Undistributed net investment loss                                                                            (509,029)

    Accumulated net realized gain on investment and foreign currency transactions                               7,493,557

    Net unrealized appreciation on investment and foreign currency transactions                                58,011,796
                                                                                                        -----------------

TOTAL NET ASSETS                                                                                        $     261,771,264
                                                                                                        =================

NET ASSET VALUE PER SHARE                                                                               $           15.32
                                                                                                        =================
($261,771,264 / 17,081,846 shares of beneficial interest outstanding)

See notes to financials.
                                     10

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                                       YEAR ENDED APRIL 30, 2000

INVESTMENT INCOME

    Interest income                                                                                     $         401,921

    Dividend income                                                                                             4,360,440

    Foreign taxes withheld                                                                                       (491,224)
                                                                                                        -----------------

       TOTAL INVESTMENT INCOME                                                                                  4,271,137
                                                                                                        -----------------

EXPENSES

    Management fee (Note C)                                                                                     1,638,996

    Custodian fee                                                                                                 288,611

    Administration fee (Note C)                                                                                   164,100

    Audit fee                                                                                                      28,582

    Legal fees                                                                                                     14,040

    Transfer agent fee                                                                                              7,591

    Trustees fees (Note C)                                                                                          4,865

    Amortization of deferred organization expenses (Note B)                                                           439

    Miscellaneous expenses                                                                                         26,871
                                                                                                        -----------------

       TOTAL EXPENSES                                                                                           2,174,095
                                                                                                        -----------------

NET INVESTMENT INCOME                                                                                           2,097,042
                                                                                                        -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

    Net realized gain on investments                                                                           16,730,859

    Net realized loss on foreign currency transactions                                                         (1,192,568)

    Net unrealized appreciation (depreciation) on:

       Investments                                                                                             26,413,501

       Foreign currency transactions                                                                                 (466)
                                                                                                        -----------------

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                                      41,951,326
                                                                                                        -----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                              $      44,048,368
                                                                                                        =================

See notes to financial statements.
                                     11

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year               Year
                                                                                        Ended              Ended
                                                                                   APRIL 30, 2000     APRIL 30, 1999
                                                                                   --------------     --------------

NET ASSETS at beginning of period                                                 $   213,865,065    $   159,362,284
                                                                                  ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

    Net investment income                                                               2,097,042          1,411,785

    Net realized gain on investment transactions                                       16,730,859         11,196,185

    Net realized gain (loss) on foreign currency transactions                          (1,192,568)           903,970

    Net unrealized appreciation (depreciation) on:

       Investments                                                                     26,413,501          1,056,622

       Foreign currency transactions                                                         (466)           206,000
                                                                                  ---------------    ---------------

    Net increase in net assets from operations                                         44,048,368         14,774,562
                                                                                  ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

    Net investment income                                                              (3,243,286)        (1,261,524)

    In excess of net investment income                                                   (373,313)                 0

    Net realized gains                                                                (15,207,281)        (8,700,165)
                                                                                  ---------------    ---------------

    Total distributions                                                               (18,823,880)        (9,961,689)
                                                                                  ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:

    Net proceeds from sales of shares                                                  22,944,900         65,935,613

    Reinvestment of dividends and distributions to shareholders                        17,214,726          8,591,028

    Cost of shares repurchased                                                        (17,779,094)       (25,412,041)

    Paid in capital from subscription and redemption fees                                 301,179            575,308
                                                                                  ---------------    ---------------

    Total increase (decrease) in net assets from capital share transactions            22,681,711         49,689,908
                                                                                  ---------------    ---------------

NET INCREASE IN NET ASSETS                                                             47,906,199         54,502,781
                                                                                  ---------------    ---------------

NET ASSETS at end of period (includes undistributed net investment
    Income (loss) of $(509,029) and $1,146,244, respectively)                     $   261,771,264    $   213,865,065
                                                                                  ===============    ===============

OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

    Shares sold                                                                         1,446,234          5,165,192

    Shares issued in reinvestment of distributions to shareholders                      1,051,602            667,005

    Less shares repurchased                                                            (1,268,466)        (1,952,430)
                                                                                  ---------------    ---------------

    Net share transactions                                                              1,229,370          3,879,767
                                                                                  ===============    ===============

See notes to financials.
                                     12

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                                            Year          Year          Year           Year          Year
                                                            Ended         Ended         Ended          Ended         Ended
                                                       APRIL 30, 2000 APRIL 30, 1999 APRIL 30, 1998 APRIL 30, 1997 APRIL 30, 1996
                                                       -------------- -------------- -------------- -------------- --------------
PER SHARE OPERATING
PERFORMANCE

Net asset value, beginning of period                     $   13.490     $    13.310    $    11.320    $    11.250    $     9.860
                                                         ----------     -----------    -----------    -----------    -----------

Net investment income                                         0.101           0.192          0.095          0.134          0.314

Net realized and unrealized gain(loss) on
     investment and foreign currency
     transactions                                             2.889           0.786          2.462          0.286          1.239
                                                         ----------     -----------    -----------    -----------    -----------

Total from investment operations                              2.990           0.978          2.557          0.420          1.553
                                                         ----------     -----------    -----------    -----------    -----------

Less distributions:

     Net investment income                                   (0.203)         (0.106)        (0.153)        (0.229)        (0.167)

     In excess of net investment income                      (0.023)          0.000          0.000         (0.127)        (0.023)

     Net realized gains                                      (0.952)         (0.728)        (0.422)         0.000          0.000
                                                         ----------     -----------    -----------    -----------    -----------

     Total distributions                                     (1.178)         (0.834)        (0.575)        (0.356)        (0.190)
                                                         ----------     -----------    -----------    -----------    -----------

Paid in capital from subscription and
     redemption fees (Note B)                                 0.018           0.036          0.008          0.006          0.027
                                                         ----------     -----------    -----------    -----------    -----------

Net asset value, end of period                           $   15.320     $    13.490    $    13.310    $    11.320    $    11.250
                                                         ==========     ===========    ===========    ===========    ===========

TOTAL INVESTMENT RETURN (1)                                   21.66%           7.92%         23.33%          3.85%         16.17%
------------------------                                 ==========     ===========    ===========    ===========    ===========

RATIOS AND SUPPLEMENTAL DATA
----------------------------
Net assets, end of period                                $261,771,264   $213,865,065   $159,362,284   $120,649,807   $108,295,237

Operating expenses, net, to average
        net assets (Note C)                                      0.92%          0.96%          0.96%          0.98%          1.00%

Operating expenses, gross, to average
        net assets (Note C)                                      0.92%          0.96%          0.96%          0.98%          1.05%

Net investment income to average net assets                      0.89%          0.85%          1.08%          0.90%          1.46%

Portfolio turnover rate                                             71%           82%            63%            49%            37%

Per share amount of fees waived (Note C)                    $    0.000   $     0.000    $     0.000    $     0.000    $     0.012
---------------------------------------------------------------------------------------------------------------------------

(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.

See notes to financials.
                                     13

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers five funds which have differing investment objectives and policies: Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Opportunistic EAFE Fund (the "Fund") commenced investment operations on July 1, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at April 30, 2000.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund were deferred and were being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the year ended April 30, 2000, $173,387 was collected in purchase premiums and $127,792 was collected in redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.


The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.70% of the Fund's average net assets.

The Investment Manager has voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.00% of the Fund's average net assets on an annualized basis. For the year ended April 30, 2000, it was not necessary for the Investment Manager to waive any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the year ended April 30, 2000 were $162,379,316 and $166,215,047, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at April 30, 2000 were as follows:

                                       IDENTIFIED                    GROSS UNREALIZED                  NET UNREALIZED
                                          COST                 APPRECIATION   (DEPRECIATION)            APPRECIATION
                                     ------------             -----------     --------------           ---------------
                                     $198,512,317             $67,742,961     $(11,008,148)            $56,734,813

NOTE E - PRINCIPAL SHAREHOLDERS
As of April 30, 2000 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 20% of the Fund.

NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

--------------------------------------------------------------------------------

ADDITIONAL FEDERAL TAX INFORMATION - (UNAUDITED)
The Fund intends to make an election under Internal Revenue Code 853 to pass through foreign taxes paid by the Fund to its shareholders. During the year ended April 30, 2000, the total amount of foreign taxes that will be passed through to the shareholders and the foreign source income for information reporting purposes will be $491,224 (of the total $491,224 taxes withheld) and $4,163,241, respectively. On December 30, 1999, the Fund declared a long term capital gain distribution of $14,844,646, representing $0.929266 per share.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of the
Martin Currie Business Trust - Opportunistic EAFE Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Opportunistic EAFE Fund (the "Fund") at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
June 23, 2000

                          MARTIN CURRIE BUSINESS TRUST


                              --------------------


                              TRUSTEES AND OFFICERS

                   C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                 Colin Winchester, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                              * INTERESTED TRUSTEE

                              --------------------


                               INVESTMENT MANAGER

                               Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                                    Scotland
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC

                              --------------------


--------------------------------------------------------------------------------
   The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
--------------------------------------------------------------------------------